Capital Stock and Changes in Capital Accounts	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note Abstract
Capital Stock and Changes in Capital Accounts

8. Capital Stock and Changes in Capital Accounts

  Preferred stock and common stock: Under the amended articles of incorporation in April 2010 discussed in Note 1, the Company's authorized capital stock consists of 500 million of common shares, par value $0.01 per share and 25 million of preferred shares at par value $0.01 per share. The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.

  Incentive plan: On April 6, 2010, DCI adopted an equity incentive plan which entitles the Company's directors, officers, employees, consultants and service providers to receive options to acquire the Company's common stock, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock. The equity incentive plan was amended on February 21, 2012. A total of 2,392,198 common shares have been reserved under the Incentive plan (as amended) for issuance. The plan is administered by our compensation committee, or such other committee of the Company's board of directors as may be designated by the board to administer the plan. The plan will expire in ten years from the adoption of the plan by the Board of Directors.

  During 2011, the Company's executives received 53,333 shares of restricted common stock pursuant to the Company's 2010 equity incentive plan, and in accordance with the terms and conditions of the Restricted Shares Award Agreements signed by the grantees. The fair value of the shares is $0.4 million, or $7.5 per share, and they are subject to applicable vesting as follows: (i) 25% or 13,333 shares vested on June 15, 2011; and (ii) the remaining shares vest ratably over three years by one third each year. Such shares bear non-forfeitable dividends and according to the provisions of ASC 260 “Earnings per Share” the Company considers them as participating securities in the earnings per share calculations. The Company follows the provisions in ASC 718 “Compensation – Stock Compensation”, for purposes of accounting for such share-based payments.

  As of December 31, 2011 and 2010, the Company had granted a total number of restricted stock awards of 266,664 and 213,331, respectively, of which 120,002 and 53,335 were vested, respectively. The fair value of the restricted shares has been determined with reference to the fair value of the Company's stock on the grant date of the awards. The aggregate compensation cost is being recognized ratably in the consolidated statements of operations over the respective vesting periods. During 2011 and for the period from January 7, 2010 (inception date) to December 31, 2010, an amount of $953,079 and $1,330,679, respectively, was recognized in General and administrative expenses. At December 31, 2011 and 2010, the total unrecognized compensation cost relating to restricted share awards was $1.3 million and $1.9 million, respectively. At December 31, 2011, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.01 years.

  Follow-on offering: On June 15, 2011, the Company completed a public offering in the United States under the United States Securities Act at 1933, as amended, of 14,250,000 common shares at the price of $7.5 per share, including 1,625,000 shares purchased by management and certain members of their family. Concurrently with the public offering, the Company sold 2,666,667 common shares to DSI in a private placement at the price of $7.5 per share. The net proceeds from the public offering and the private placement amounted to $121.5 million (including underwriting discounts and commissions and offering expenses payable by the Company) (Note 1).

  Stockholders Rights Agreement. On August 2, 2010, the Company entered into a stockholders rights agreement (the “Stockholders Rights Agreement") with Mellon Investor Services LLC as Rights Agent. Pursuant to this Stockholders Rights Agreement, each share of the Company's common stock includes one right (the "Right") that will entitle the holder to purchase from the Company a unit consisting of one one-thousandth of a share of our preferred stock at an exercise price specified in the Stockholders Rights Agreement, subject to specified adjustments. Until a Right is exercised, the holder of a Right will have no rights to vote or receive dividends or any other stockholder rights. As at December 31, 2011 and 2010, no Rights were exercised.